MTB GROUP OF FUNDS
                           (Variable Annuity Funds)
                             5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                April 29, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MTB GROUP OF FUNDS (the "Trust" or "Registrant")
            MTB Managed Allocation Fund - Conservative Growth II
            MTB Managed Allocation Fund - Moderate Growth II
            MTB Managed Allocation Fund - Aggressive Growth II
            MTB Large Cap Value Fund II
            MTB Large Cap Growth Fund II
               (the "Variable Annuity Funds")
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2005, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 63 on April 28, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary